Premises And Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 10,394	$ 9,879
Less: accumulated depreciation and amortization	(5,325)	(4,482)
Premises and equipment, net	5,069	5,397
Depreciation and amortization expense related to premises and equipment	844	935
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	1,040	1,040
Building And Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	4,436	4,423
Equipment, Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	4,849	4,347
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 69	$ 69